SUPPLEMENT

DATED DECEMBER 30, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004, AS AMENDED JULY 27, 2004

SUN LIFE FINANCIAL MASTERS EXTRA

COLUMBIA ALL-STAR EXTRA

The above Statement of Additional Information ("SAI") is hereby amended to add the following funds to the tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

*     *     *     *     *

Under "Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS EXTRA

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/14/98	(9.77%)	(1.18%)	-	(1.16%)

*     *     *     *     *

Under "Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS EXTRA

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/14/98	(2.52%)	0.00%	-	0.02%

*     *     *     *     *

Under "Standardized Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS EXTRA

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/14/98	(9.77%)	(1.18%)	-	(1.15%)